Acquisitions - Summary of Pro Forma Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	$ 902,545	$ 555,869
Pro forma adjustments:
Total pro forma net income	(295,531)	(124,587)
Cresco Labs Inc. [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	821,682	476,251
Pro forma adjustments:
Total pro forma net income	(296,834)	(92,771)
Verdant [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	2,677	15,195
Pro forma net income:
Pre-acquisition net income	(846)	(1,982)
Pro forma adjustments:
(a) Transaction costs	399	(399)
(c) Intangible amortization	(150)	(171)
Total pro forma adjustments	250	(571)
Total pro forma net income	(596)	(2,553)
Bluma [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	7,906	12,338
Pro forma net income:
Pre-acquisition net income	(13,784)	(25,998)
Pro forma adjustments:
(a) Transaction costs	1,461	(1,461)
(b) Post-acquisition share-based compensation	2,440	(2,440)
(c) Intangible amortization	(599)	(853)
Total pro forma adjustments	3,302	(4,754)
Total pro forma net income	(10,482)	(30,752)
Cultivate [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	39,033	22,965
Pro forma net income:
Pre-acquisition net income	4,550	772
Pro forma adjustments:
(a) Transaction costs	1,555	(1,555)
(c) Intangible amortization	(860)	(3,483)
Total pro forma adjustments	695	(5,037)
Total pro forma net income	5,245	(4,266)
Cure Penn [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	29,281	29,119
Pro forma net income:
Pre-acquisition net income	8,161	8,384
Pro forma adjustments:
(a) Transaction costs	439	(439)
(c) Intangible amortization	(355)	(387)
Total pro forma adjustments	84	(826)
Total pro forma net income	8,245	7,558
Laurel Harvest [Member]
Business Acquisition Pro Forma Information [Line Items]
Pro forma revenue	1,966	1
Pro forma net income:
Pre-acquisition net income	(2,121)	(650)
Pro forma adjustments:
(a) Transaction costs	1,081	(1,081)
(c) Intangible amortization	(68)	(73)
Total pro forma adjustments	1,013	(1,153)
Total pro forma net income	$ (1,109)	$ (1,803)